Note 3 - Investment Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Investment Securities, Fair Value and Unrealized Losses

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 9,789,632	$ 145,814	$ -	$ -	$ 9,789,632	$ 145,814
Total.............................	9,789,632	145,814	-	-	9,789,632	145,814

Held to Maturity:
Obligations of states and political subdivisions	3,321,640	43,744	-	-	3,321,640	43,744
Total.............................	3,321,640	43,744	-	-	3,321,640	43,744

Overall Total ...........................	$ 13,111,272	$ 189,558	$ -	$ -	$ 13,111,272	$ 189,558

              The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2011:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 1,953,623	$ 8,060	$ 1,485,943	$ 5,664	$ 3,439,566	$ 13,724
Total..............................	1,953,623	8,060	1,485,943	5,664	3,439,566	13,724

Held to Maturity:
Obligations of states and political subdivisions	809,137	2,379	753,517	444	1,562,654	2,823
Total..............................	809,137	2,379	753,517	444	1,562,654	2,823

Overall Total ...........................	$ 2,762,760	$ 10,439	$ 2,239,460	$ 6,108	$ 5,002,220	$ 16,547